Revenue from contracts with customers - Schedule of revenue through different channels (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from crude oil sales	$ 593,060	$ 236,596	$ 338,272
Revenues from natural gas sales	54,301	33,575	71,524
Revenues from LPG sales	4,826	3,767	6,180
Total revenue from contracts with customers	652,187	273,938	415,976
Refineries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	410,904	141,672	338,272
Exports from crude oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from natural gas sales	169
Total revenue from contracts with customers	182,156	94,924
Industries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	17,489	17,491	39,279
Retail natural gas distribution companies [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	18,351	13,809	26,452
Natural gas for electric power generation [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	18,461	2,275	5,793
Other Sales Channels [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	652,187	273,938	415,976
LPG sales [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 4,826	$ 3,767	$ 6,180